NOTE 5 - Information Relating to Uncompleted Contracts - (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Notes to Financial Statements
CostsIncurredOnUncompletedContracts	$ 2,684,000
Estimated earnings	2,062,000
Subtotal	4,746,000
Less: Billings to date	3,587,000
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$ 1,159,000	$ 1,129,000